Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	FORD MOTOR COMPANY
Entity Central Index Key	0000037996
Amendment Flag	false
EBP 025
Document and Entity Information
Document Type	11-K
Amendment Flag	false